INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 30, 2019	Dec. 29, 2018
INTANGIBLE ASSETS
INTANGIBLE ASSETS

3. INTANGIBLE ASSETS

Intangible assets consisted of the following at the dates indicated below (in thousands):

	March 30, 2019
		Gross		Net
	Useful	Carrying	Accumulated	Carrying
	Life	Amount	Amortization	Amount
Tradename	Indefinite	$31,363	$—	$31,363
Trade dress	Indefinite	13,087	—	13,087
Customer relationships	11 years	42,205	(26,069)	16,136
Trademarks	6 - 30 years	26,161	(3,080)	23,081
Patents	4 - 25 years	6,038	(521)	5,517
Non-compete agreements	5 years	2,815	(2,815)	—
Other intangibles	15 years	1,031	(179)	852
Total intangible assets		$122,700	$(32,664)	$90,036

	December 29, 2018
		Gross		Net
	Useful	Carrying	Accumulated	Carrying
	Life	Amount	Amortization	Amount
Tradename	Indefinite	$31,363	$—	$31,363
Trade dress	Indefinite	13,466	—	13,466
Customer relationships	11 years	42,205	(25,110)	17,095
Trademarks	6 - 30 years	14,867	(2,696)	12,171
Patents	4 - 25 years	5,522	(461)	5,061
Non-compete agreements	5 years	2,815	(2,815)	—
Other intangibles	15 years	1,026	(163)	863
Total intangible assets		$111,264	$(31,245)	$80,019

Acquisition

On March 14, 2019, we entered into purchase agreements with a European outdoor retailer to acquire the intellectual property rights related to the YETI brand across several jurisdictions, primarily in Europe and Asia, for approximately $9.1 million. The intellectual property rights include trademark registrations and applications for YETI formative trademarks for goods and services as well as domain names that include the YETI trademark. The purchase price has been allocated on a preliminary basis to trademarks.

4. INTANGIBLE ASSETS

Intangible assets consisted of the following at the dates indicated below (in thousands):

	December 29, 2018
		Gross		Net
	Useful	Carrying	Accumulated	Carrying
	Life	Amount	Amortization	Amount
Tradename	Indefinite	$31,363	$—	$31,363
Customer relationships	11 years	42,205	(25,110)	17,095
Trademarks	6 - 30 years	14,867	(2,696)	12,171
Trade dress	Indefinite	13,466	—	13,466
Patents	4 - 25 years	5,522	(461)	5,061
Non-compete agreements	5 years	2,815	(2,815)	—
Other intangibles	15 years	1,026	(163)	863
Total intangible assets		$111,264	$(31,245)	$80,019

	December 30, 2017
		Gross		Net
	Useful	Carrying	Accumulated	Carrying
	Life	Amount	Amortization	Amount
Tradename	Indefinite	$31,363	$—	$31,363
Customer relationships	11 years	42,205	(21,273)	20,932
Trademarks	6 - 30 years	10,627	(1,494)	9,133
Trade dress	Indefinite	8,336	—	8,336
Patents	4 - 25 years	3,868	(256)	3,612
Non-compete agreements	5 years	2,815	(2,815)	—
Other intangibles	15 years	1,024	(98)	926
Total intangible assets		$100,238	$(25,936)	$74,302

Amortization expense was $5.3 million, $5.3 million, and $5.4 million, for fiscal 2018, fiscal 2017, and fiscal 2016, respectively. Amortization expense related to intangible assets is expected to be $5.4 million for each of fiscal 2019, 2020,  2021,  and 2022 and $3.3 million for fiscal year 2023.